SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Significant Accounting Policies
Schedule of material impact on consolidated financial statements

Standard	Highlights
IAS21 - The Effects of Changes in Foreign Exchange Rates	The implemented modifications foresee the application of a consistent approach when assessing whether one currency can be converted into another, along with new guidance regarding measurement and disclosure in contexts where the currency is not considered convertible.
IFRS 9 and IFRS 7 – Classify and Measurement of Financial Instruments	The changes clarify the criteria for the classification and measurement of financial assets and liabilities, with an emphasis on the assessment of the contractual cash flows characteristics and the entity's business model. In addition, they enhance disclosure requirements, aiming to increase transparency regarding significant judgments, financial risks, and the impacts arising from the classification and measurement of financial instruments.